Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of internal credit grades [line items]
ECL allowance	$ 24	$ 19
Residential mortgages	269,706	251,526
Business and government loans	188,542	150,213
Customers' liability under acceptances	11,574	10,958
Expected credit loss allowance on debt securities classified at amortized cost	15	15
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	11,574	10,958
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 12	$ 13
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans fully or partially collateralized	84.00%	89.00%
Residential mortgages	$ 596	$ 638
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	24	18
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	4	16
Business and government loans	$ 963	$ 25,983